Document And Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Nov. 16, 2020
Entity Registrant Name	Virtus ETF Trust II
Entity Central Index Key	0001648403
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 12, 2020
Document Effective Date	Nov. 16, 2020
Prospectus Date	Nov. 16, 2020
Virtus Terranova U.S. Quality Momentum ETF | Virtus Terranova U.S. Quality Momentum ETF
Prospectus [Line Items]
Trading Symbol	JOET